UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-03883

DWS Communications Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Communications Fund

	Shares	Value ($)

Common Stocks 106.1%
Media 2.7%
Net Servicos de Comunicacao SA (ADR) (Preferred) (a)	176,200	1,547,036
Vivendi	71,630	2,241,521

		3,788,557

National Carriers 55.4%
Atlantic Tele-Network, Inc. (a)	64,025	1,792,700
BT Group PLC	1,614,881	4,664,340
Comstar United Telesystems OJSC (GDR)*	678,491	3,392,455
Deutsche Telekom AG (Registered)	1,005,500	15,430,434
Elisa Oyj	268,400	5,291,233
FairPoint Communications, Inc. (a)	270,400	2,344,368
Hellenic Telecommunications Organization SA	195,800	3,497,798
Koninklijke (Royal) KPN NV	135,500	1,953,017
Level 3 Communications, Inc.* (a)	1,341,200	3,621,240
Maxcom Telecomunicaciones SAB de CV (ADR)*	351,300	2,687,445
Qwest Communications International, Inc. (a)	1,103,600	3,564,628
Swisscom AG (Registered)	9,071	2,709,091
Telecom Italia SpA	4,022,900	6,002,680
Telefonica SA	475,239	11,360,773
Telekom Austria AG	218,500	3,850,645
Telenor ASA	253,700	3,119,109
Turk Telekomunikasyon AS*	571,300	1,699,431

		76,981,387
Specialty Services 12.8%
Alcatel-Lucent (ADR)*	623,200	2,393,088
Cbeyond, Inc.* (a)	283,200	4,075,248
JDS Uniphase Corp.* (a)	315,700	2,670,822
NeuStar, Inc. "A"*	121,200	2,410,668
Tele2 AB "B"	553,100	6,299,751

		17,849,577
Wireless Services 35.2%
America Movil SAB de CV "L" (ADR)	38,400	1,780,224
Clearwire Corp. "A"* (a)	351,900	4,180,572
Leap Wireless International, Inc.* (a)	126,800	4,831,080
Millicom International Cellular SA	54,200	3,721,914
Mobile TeleSystems (ADR)	27,900	1,562,679
Sprint Nextel Corp. (a)	616,500	3,760,650
Tim Participacoes SA (ADR) (Preferred) (a)	141,000	2,941,260
Turkcell Iletisim Hizmetleri AS (ADR) (a)	252,100	3,778,979
Vimpel-Communications (ADR)	203,600	4,133,080
Virgin Mobile USA, Inc. "A"* (a)	1,358,970	3,995,372
Vodafone Group PLC	6,437,128	14,220,890

		48,906,700

Total Common Stocks (Cost $200,541,123)		147,526,221
Securities Lending Collateral 25.6%
Daily Assets Fund Institutional, 2.79% (b) (c) (Cost $35,549,614)	35,549,614	35,549,614
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $236,090,737) †	131.7	183,075,835
Other Assets and Liabilities, Net	(31.7)	(44,087,357)

Net Assets	100.0	138,988,478

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.

†

The cost for federal income tax purposes was $236,090,737. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $53,014,902. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,225,037 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $55,239,939.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2008 amounted to $35,382,734 which is 25.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 97,342,667
Level 2	85,733,168
Level 3	-
Total	$ 183,075,835

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DWS Global Commodities Stock Fund, Inc.

Daily Assets Fund Institutional, a series of DWS Institutional Funds

DWS Commodity Securities Fund, a series of DWS Institutional Funds

The European Equity Fund, Inc.

The New Germany Fund, Inc.

Cash Management Portfolio

Prime Series, a series of Cash Reserve Fund, Inc.

DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

NY Tax Free Money Fund, a series of DWS Advisor Funds

Tax Free Money Fund Investment, a series of DWS Advisor Funds

DWS Communications Fund, Inc.

DWS Equity 500 Index Portfolio

DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

Cash Management Fund Institutional, a series of DWS Institutional Funds

Cash Reserves Fund Institutional, a series of DWS Institutional Funds

DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

DWS Equity 500 Index Fund, a series of DWS Institutional Funds

DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

DWS S&P 500 Index Fund, a series of DWS Investment Trust

DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

DWS Money Market Series, a series of DWS Money Market Trust

DWS RREEF Real Estate Fund II, Inc.

DWS RREEF Real Estate Fund, Inc.

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

DWS Variable Series I

DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	November 14, 2008